UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of February

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

Columbia Global Value Fund

Class A | IEVAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$58	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$917,694,570
Total number of portfolio holdings	88
Portfolio turnover for the reporting period	33%

Columbia Global Value Fund | Class A | SSR145-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Top Holdings

Table Summary
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Micron Technology, Inc.	3.1%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Jazz Pharmaceuticals PLC	2.1%
Charles Schwab Corp. (The)	2.0%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	2.0%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	19.1%
Health Care	11.8%
Energy	10.0%
Industrials	9.2%
Consumer Staples	7.6%
Consumer Discretionary	5.9%
Communication Services	4.5%
Utilities	4.1%
Materials	2.4%
Other	1.6%

Geographic Allocation

Table Summary
United States	78.4%
Japan	7.0%
Australia	2.7%
United Kingdom	2.2%
Greece	1.8%
Italy	1.4%
Singapore	1.2%
Hong Kong	1.2%
Kazakhstan	0.8%
South Korea	0.8%
Other	2.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Value Fund | Class A | SSR145-01_(10/26) |

Columbia Global Value Fund

Class C | REVCX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$97	1.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$917,694,570
Total number of portfolio holdings	88
Portfolio turnover for the reporting period	33%

Columbia Global Value Fund | Class C | SSR145-04_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Top Holdings

Table Summary
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Micron Technology, Inc.	3.1%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Jazz Pharmaceuticals PLC	2.1%
Charles Schwab Corp. (The)	2.0%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	2.0%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	19.1%
Health Care	11.8%
Energy	10.0%
Industrials	9.2%
Consumer Staples	7.6%
Consumer Discretionary	5.9%
Communication Services	4.5%
Utilities	4.1%
Materials	2.4%
Other	1.6%

Geographic Allocation

Table Summary
United States	78.4%
Japan	7.0%
Australia	2.7%
United Kingdom	2.2%
Greece	1.8%
Italy	1.4%
Singapore	1.2%
Hong Kong	1.2%
Kazakhstan	0.8%
South Korea	0.8%
Other	2.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Value Fund | Class C | SSR145-04_(10/26) |

Columbia Global Value Fund

Institutional Class | CEVZX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$45	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$917,694,570
Total number of portfolio holdings	88
Portfolio turnover for the reporting period	33%

Columbia Global Value Fund | Institutional Class | SSR145-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Top Holdings

Table Summary
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Micron Technology, Inc.	3.1%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Jazz Pharmaceuticals PLC	2.1%
Charles Schwab Corp. (The)	2.0%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	2.0%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	19.1%
Health Care	11.8%
Energy	10.0%
Industrials	9.2%
Consumer Staples	7.6%
Consumer Discretionary	5.9%
Communication Services	4.5%
Utilities	4.1%
Materials	2.4%
Other	1.6%

Geographic Allocation

Table Summary
United States	78.4%
Japan	7.0%
Australia	2.7%
United Kingdom	2.2%
Greece	1.8%
Italy	1.4%
Singapore	1.2%
Hong Kong	1.2%
Kazakhstan	0.8%
South Korea	0.8%
Other	2.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Value Fund | Institutional Class | SSR145-08_(10/26) |

Columbia Global Value Fund

Institutional 2 Class | RSEYX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$43	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$917,694,570
Total number of portfolio holdings	88
Portfolio turnover for the reporting period	33%

Columbia Global Value Fund | Institutional 2 Class | SSR145-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Top Holdings

Table Summary
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Micron Technology, Inc.	3.1%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Jazz Pharmaceuticals PLC	2.1%
Charles Schwab Corp. (The)	2.0%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	2.0%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	19.1%
Health Care	11.8%
Energy	10.0%
Industrials	9.2%
Consumer Staples	7.6%
Consumer Discretionary	5.9%
Communication Services	4.5%
Utilities	4.1%
Materials	2.4%
Other	1.6%

Geographic Allocation

Table Summary
United States	78.4%
Japan	7.0%
Australia	2.7%
United Kingdom	2.2%
Greece	1.8%
Italy	1.4%
Singapore	1.2%
Hong Kong	1.2%
Kazakhstan	0.8%
South Korea	0.8%
Other	2.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Value Fund | Institutional 2 Class | SSR145-15_(10/26) |

Columbia Global Value Fund

Institutional 3 Class | CEVYX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$40	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$917,694,570
Total number of portfolio holdings	88
Portfolio turnover for the reporting period	33%

Columbia Global Value Fund | Institutional 3 Class | SSR145-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Top Holdings

Table Summary
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Micron Technology, Inc.	3.1%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Jazz Pharmaceuticals PLC	2.1%
Charles Schwab Corp. (The)	2.0%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	2.0%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	19.1%
Health Care	11.8%
Energy	10.0%
Industrials	9.2%
Consumer Staples	7.6%
Consumer Discretionary	5.9%
Communication Services	4.5%
Utilities	4.1%
Materials	2.4%
Other	1.6%

Geographic Allocation

Table Summary
United States	78.4%
Japan	7.0%
Australia	2.7%
United Kingdom	2.2%
Greece	1.8%
Italy	1.4%
Singapore	1.2%
Hong Kong	1.2%
Kazakhstan	0.8%
South Korea	0.8%
Other	2.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Value Fund | Institutional 3 Class | SSR145-17_(10/26) |

Columbia Global Value Fund

Class R | REVRX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$71	1.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$917,694,570
Total number of portfolio holdings	88
Portfolio turnover for the reporting period	33%

Columbia Global Value Fund | Class R | SSR145-12_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Top Holdings

Table Summary
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Micron Technology, Inc.	3.1%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Jazz Pharmaceuticals PLC	2.1%
Charles Schwab Corp. (The)	2.0%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	2.0%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	19.1%
Health Care	11.8%
Energy	10.0%
Industrials	9.2%
Consumer Staples	7.6%
Consumer Discretionary	5.9%
Communication Services	4.5%
Utilities	4.1%
Materials	2.4%
Other	1.6%

Geographic Allocation

Table Summary
United States	78.4%
Japan	7.0%
Australia	2.7%
United Kingdom	2.2%
Greece	1.8%
Italy	1.4%
Singapore	1.2%
Hong Kong	1.2%
Kazakhstan	0.8%
South Korea	0.8%
Other	2.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Value Fund | Class R | SSR145-12_(10/26) |

Columbia Global Value Fund

Class S | CEVAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$45	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$917,694,570
Total number of portfolio holdings	88
Portfolio turnover for the reporting period	33%

Columbia Global Value Fund | Class S | SSR145-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Top Holdings

Table Summary
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Micron Technology, Inc.	3.1%
Shell PLC	2.7%
Bank of America Corp.	2.5%
Jazz Pharmaceuticals PLC	2.1%
Charles Schwab Corp. (The)	2.0%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	2.0%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	19.1%
Health Care	11.8%
Energy	10.0%
Industrials	9.2%
Consumer Staples	7.6%
Consumer Discretionary	5.9%
Communication Services	4.5%
Utilities	4.1%
Materials	2.4%
Other	1.6%

Geographic Allocation

Table Summary
United States	78.4%
Japan	7.0%
Australia	2.7%
United Kingdom	2.2%
Greece	1.8%
Italy	1.4%
Singapore	1.2%
Hong Kong	1.2%
Kazakhstan	0.8%
South Korea	0.8%
Other	2.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Value Fund | Class S | SSR145-16_(10/26) |

Columbia Overseas Core Fund

Class A | COSAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$58	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,020,803,098
Total number of portfolio holdings	127
Portfolio turnover for the reporting period	21%

Columbia Overseas Core Fund | Class A | SSR297-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
ING Groep NV	2.6%
Shell PLC	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.2%
National Bank of Greece SA	2.1%
AstraZeneca PLC	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2.0%
Hitachi Ltd.	2.0%
AXA SA	1.9%
Northern Star Resources Ltd.	1.9%
Primo Brands Corp., Class A	1.8%

Equity Sector Allocation

Table Summary
Financials	23.7%
Industrials	14.8%
Information Technology	14.4%
Health Care	10.3%
Energy	8.7%
Consumer Discretionary	8.5%
Consumer Staples	8.3%
Materials	7.8%
Communication Services	1.3%
Utilities	0.4%

Geographic Allocation

Table Summary
Japan	23.5%
United States	10.9%
Netherlands	8.3%
United Kingdom	6.2%
Canada	5.8%
France	5.7%
Germany	3.6%
Australia	3.6%
Greece	3.1%
Italy	2.5%
Other	26.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Core Fund | Class A | SSR297-01_(10/26) |

Columbia Overseas Core Fund

Institutional Class | COSNX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$46	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,020,803,098
Total number of portfolio holdings	127
Portfolio turnover for the reporting period	21%

Columbia Overseas Core Fund | Institutional Class | SSR297-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
ING Groep NV	2.6%
Shell PLC	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.2%
National Bank of Greece SA	2.1%
AstraZeneca PLC	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2.0%
Hitachi Ltd.	2.0%
AXA SA	1.9%
Northern Star Resources Ltd.	1.9%
Primo Brands Corp., Class A	1.8%

Equity Sector Allocation

Table Summary
Financials	23.7%
Industrials	14.8%
Information Technology	14.4%
Health Care	10.3%
Energy	8.7%
Consumer Discretionary	8.5%
Consumer Staples	8.3%
Materials	7.8%
Communication Services	1.3%
Utilities	0.4%

Geographic Allocation

Table Summary
Japan	23.5%
United States	10.9%
Netherlands	8.3%
United Kingdom	6.2%
Canada	5.8%
France	5.7%
Germany	3.6%
Australia	3.6%
Greece	3.1%
Italy	2.5%
Other	26.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Core Fund | Institutional Class | SSR297-08_(10/26) |

Columbia Overseas Core Fund

Institutional 2 Class | COSTX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$42	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,020,803,098
Total number of portfolio holdings	127
Portfolio turnover for the reporting period	21%

Columbia Overseas Core Fund | Institutional 2 Class | SSR297-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
ING Groep NV	2.6%
Shell PLC	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.2%
National Bank of Greece SA	2.1%
AstraZeneca PLC	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2.0%
Hitachi Ltd.	2.0%
AXA SA	1.9%
Northern Star Resources Ltd.	1.9%
Primo Brands Corp., Class A	1.8%

Equity Sector Allocation

Table Summary
Financials	23.7%
Industrials	14.8%
Information Technology	14.4%
Health Care	10.3%
Energy	8.7%
Consumer Discretionary	8.5%
Consumer Staples	8.3%
Materials	7.8%
Communication Services	1.3%
Utilities	0.4%

Geographic Allocation

Table Summary
Japan	23.5%
United States	10.9%
Netherlands	8.3%
United Kingdom	6.2%
Canada	5.8%
France	5.7%
Germany	3.6%
Australia	3.6%
Greece	3.1%
Italy	2.5%
Other	26.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Core Fund | Institutional 2 Class | SSR297-15_(10/26) |

Columbia Overseas Core Fund

Institutional 3 Class | COSOX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$40	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,020,803,098
Total number of portfolio holdings	127
Portfolio turnover for the reporting period	21%

Columbia Overseas Core Fund | Institutional 3 Class | SSR297-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
ING Groep NV	2.6%
Shell PLC	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.2%
National Bank of Greece SA	2.1%
AstraZeneca PLC	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2.0%
Hitachi Ltd.	2.0%
AXA SA	1.9%
Northern Star Resources Ltd.	1.9%
Primo Brands Corp., Class A	1.8%

Equity Sector Allocation

Table Summary
Financials	23.7%
Industrials	14.8%
Information Technology	14.4%
Health Care	10.3%
Energy	8.7%
Consumer Discretionary	8.5%
Consumer Staples	8.3%
Materials	7.8%
Communication Services	1.3%
Utilities	0.4%

Geographic Allocation

Table Summary
Japan	23.5%
United States	10.9%
Netherlands	8.3%
United Kingdom	6.2%
Canada	5.8%
France	5.7%
Germany	3.6%
Australia	3.6%
Greece	3.1%
Italy	2.5%
Other	26.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Core Fund | Institutional 3 Class | SSR297-17_(10/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Global Value Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Global Value Fund | 2026

Portfolio of Investments
August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Australia 2.7%
Northern Star Resources Ltd.	967,852	16,362,379
Paladin Energy Ltd.(a)	1,053,118	8,725,177
Total		25,087,556
Canada 0.6%
NexGen Energy Ltd.(a)	540,669	5,660,804
China 0.6%
Kingboard Holdings Ltd.	763,500	5,261,658
Finland 0.7%
UPM-Kymmene OYJ	217,509	6,072,577
France 0.4%
BNP Paribas SA	35,113	4,180,468
Greece 1.8%
National Bank of Greece SA	829,803	16,217,286
Hong Kong 1.2%
WH Group Ltd.	11,248,593	10,618,220
Italy 1.4%
BPER Banca SPA	788,337	13,047,003
Japan 7.0%
Daiwabo Holdings Co., Ltd.	625,100	14,841,846
Iyogin Holdings, Inc.	385,500	9,641,661
Macnica Holdings, Inc.	524,200	12,082,799
ORIX Corp.	273,701	10,648,565
Sankyo Co., Ltd.	532,700	6,685,144
Shimamura Co., Ltd.	486,000	9,960,338
Total		63,860,353
Kazakhstan 0.8%
Kaspi.KZ JSC, ADR	73,077	7,683,316
Russian Federation —%
Lukoil PJSC(a),(b),(c),(d),(e)	48,225	—
Singapore 1.2%
Venture Corp., Ltd.	851,200	11,312,572
South Korea 0.8%
Youngone Corp.	137,454	7,247,848
United Kingdom 2.2%
Common Stocks (continued)
Issuer	Shares	Value ($)
BP PLC, ADR	279,531	11,983,494
TP Icap Group PLC	1,765,845	8,181,834
Total		20,165,328
United States 77.0%
AbbVie, Inc.	70,928	18,187,358
Ameren Corp.	115,982	12,295,252
AT&T, Inc.	426,440	11,040,532
Bank of America Corp.	366,070	22,674,376
Broadcom, Inc.	19,443	7,200,521
Charles Schwab Corp. (The)	166,412	18,275,366
Chevron Corp.	86,901	17,913,772
Chubb Ltd.	45,932	15,552,575
Cintas Corp.	61,810	12,472,640
Citigroup, Inc.	110,307	14,518,607
Colgate-Palmolive Co.	118,287	10,624,538
CSX Corp.	285,433	14,417,221
Danaher Corp.	52,674	11,249,059
Diversified Energy Co.	364,501	5,427,420
DTE Energy Co.	90,916	12,330,937
Eaton Corp. PLC	28,628	11,505,021
Eli Lilly & Co.	5,725	6,622,279
Energy Fuels, Inc.(a)	461,428	6,806,063
Entergy Corp.	123,859	13,167,450
Equinix, Inc.	14,239	14,904,246
General Dynamics Corp.	40,713	15,118,773
General Motors Co.	160,109	13,820,609
Goldman Sachs Group, Inc. (The)	16,415	16,840,148
Hilton Worldwide Holdings, Inc.	31,711	10,029,555
Illumina, Inc.(a)	40,185	8,584,722
Insmed, Inc.(a)	54,116	6,592,411
Intuitive Surgical, Inc.(a)	14,985	5,647,247
Jazz Pharmaceuticals PLC(a)	76,672	19,220,137
Jersey Mike’s Subs, Inc., Class A(a)	32,187	690,411
JPMorgan Chase & Co.	84,326	30,021,742
Karman Holdings, Inc.(a)	160,228	6,641,451
Lam Research Corp.	21,168	6,381,940
MasTec, Inc.(a)	15,886	3,809,145
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MasterCard, Inc., Class A	27,414	16,155,344
Merck & Co., Inc.	122,674	18,126,310
Meta Platforms, Inc., Class A	52,781	30,208,677
Microchip Technology, Inc.	127,188	9,341,959
Micron Technology, Inc.	29,834	28,602,751
Microsoft Corp.	124,971	63,396,539
Palo Alto Networks, Inc.(a)	25,453	9,726,355
Parker-Hannifin Corp.	11,444	11,208,711
Primo Brands Corp., Class A	720,994	16,453,083
Procter & Gamble Co. (The)	115,641	16,781,822
Republic Services, Inc.	42,390	9,364,799
Revolution Medicines, Inc.(a)	31,597	6,495,395
ServiceNow, Inc.(a)	50,732	7,507,829
Shell PLC	532,567	24,400,209
TJX Companies, Inc. (The)	43,610	5,839,815
Common Stocks (continued)
Issuer	Shares	Value ($)
Valero Energy Corp.	28,832	10,348,381
Vertex Pharmaceuticals, Inc.(a)	13,186	7,180,041
Walmart, Inc.	140,894	14,775,554
Total		706,497,098
Total Common Stocks (Cost $670,600,091)		902,912,087

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(f),(g)	12,829,267	12,822,852
Total Money Market Funds (Cost $12,821,557)		12,822,852
Total Investments in Securities (Cost $683,421,648)		915,734,939
Other Assets & Liabilities, Net		1,959,631
Net Assets		$917,694,570
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,517,000,000 JPY	22,151,237 USD	Barclays	10/08/2026	72,355	—
25,925,000 SGD	20,316,284 USD	Citi	10/08/2026	—	(129,379)
39,697,529 USD	34,372,000 EUR	Citi	10/08/2026	283,569	—
1,849,687 USD	1,585,000 EUR	HSBC	10/08/2026	—	(6,034)
18,458,283 USD	13,684,000 GBP	HSBC	10/08/2026	84,495	—
15,661,086 USD	148,930,000 NOK	HSBC	10/08/2026	270,181	—
1,355,000 GBP	1,842,621 USD	JPMorgan	10/08/2026	6,501	—
6,454,635 USD	9,152,000 AUD	JPMorgan	10/08/2026	100,119	—
5,162,000 AUD	3,699,487 USD	Morgan Stanley	10/08/2026	2,411	—
10,152,699 USD	14,127,000 CAD	Morgan Stanley	10/08/2026	57,080	—
7,384,364 USD	10,416,052,000 KRW	Morgan Stanley	10/08/2026	235,999	—
3,841,000 CAD	2,772,384 USD	UBS	10/08/2026	—	(3,559)
96,623,000 SEK	10,108,236 USD	UBS	10/08/2026	—	(641)
2,765,917 USD	2,238,000 CHF	UBS	10/08/2026	13,868	—
2,768,911 USD	2,369,000 EUR	UBS	10/08/2026	—	(13,319)
Total				1,126,578	(152,932)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At August 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/27/2022	48,225	4,239,605	—

(d)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	4,864,919	62,221,581	(54,264,345)	697	12,822,852	(3,404)	183,511	12,829,267
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	25,087,556	—	25,087,556
Canada	5,660,804	—	—	5,660,804
China	—	5,261,658	—	5,261,658
Finland	—	6,072,577	—	6,072,577
France	—	4,180,468	—	4,180,468
Greece	—	16,217,286	—	16,217,286
Hong Kong	—	10,618,220	—	10,618,220
Italy	—	13,047,003	—	13,047,003
Japan	9,960,338	53,900,015	—	63,860,353
Kazakhstan	7,683,316	—	—	7,683,316
Russian Federation	—	—	0 *	0 *
Singapore	—	11,312,572	—	11,312,572
South Korea	—	7,247,848	—	7,247,848
United Kingdom	11,983,494	8,181,834	—	20,165,328
United States	682,096,889	24,400,209	—	706,497,098
Total Common Stocks	717,384,841	185,527,246	0 *	902,912,087
Money Market Funds	12,822,852	—	—	12,822,852
Total Investments in Securities	730,207,693	185,527,246	0 *	915,734,939
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,126,578	—	1,126,578
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(152,932)	—	(152,932)
Total	730,207,693	186,500,892	0 *	916,708,585

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third-party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $670,600,091)	$902,912,087
Affiliated issuers (cost $12,821,557)	12,822,852
Foreign currency (cost $12)	11
Unrealized appreciation on forward foreign currency exchange contracts	1,126,578
Receivable for:
Capital shares sold	76,510
Dividends	1,566,047
Foreign tax reclaims	72,882
Due from broker	400,000
Prepaid expenses	5,309
Deferred compensation of board members	65,955
Total assets	919,048,231
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	152,932
Payable for:
Capital shares redeemed	565,110
Management services fees	52,672
Distribution and/or service fees	15,333
Transfer agent fees	69,694
Compensation of chief compliance officer	68
Compensation of board members	2,105
Other expenses	59,143
Deferred compensation of board members	436,604
Total liabilities	1,353,661
Net assets applicable to outstanding capital stock	$917,694,570
Represented by
Paid in capital	693,372,057
Total distributable earnings (loss)	224,322,513
Total - representing net assets applicable to outstanding capital stock	$917,694,570
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

Statement of Assets and Liabilities (continued)
August 31, 2026 (Unaudited)
Class A
Net assets	$718,751,362
Shares outstanding	48,803,023
Net asset value per share	$14.73
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.63
Class C
Net assets	$3,121,924
Shares outstanding	217,642
Net asset value per share	$14.34
Institutional Class
Net assets	$122,222,448
Shares outstanding	8,266,703
Net asset value per share	$14.78
Institutional 2 Class
Net assets	$9,926,181
Shares outstanding	674,426
Net asset value per share	$14.72
Institutional 3 Class
Net assets	$18,953,155
Shares outstanding	1,360,121
Net asset value per share	$13.93
Class R
Net assets	$6,896,904
Shares outstanding	470,688
Net asset value per share	$14.65
Class S
Net assets	$37,822,596
Shares outstanding	2,557,591
Net asset value per share	$14.79
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Statement of Operations
Six Months Ended August 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$10,630,558
Dividends — affiliated issuers	183,511
European Union tax reclaim	1,432,932
Foreign taxes withheld	(321,501)
Total income	11,925,500
Expenses:
Management services fees	3,102,923
Distribution and/or service fees
Class A	873,835
Class C	15,805
Class R	16,626
Transfer agent fees
Class A	354,094
Class C	1,602
Institutional Class	58,346
Institutional 2 Class	2,480
Institutional 3 Class	511
Class R	3,369
Class S	18,571
Custodian fees	37,015
Printing and postage fees	28,277
Registration fees	59,991
Accounting services fees	17,850
Legal fees	12,951
Interest on collateral	228
Compensation of chief compliance officer	69
Compensation of board members	9,235
Deferred compensation of board members	38,500
Other	28,240
Total expenses	4,680,518
Net investment income	7,244,982
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	53,991,928
Investments — affiliated issuers	(3,404)
Foreign currency translations	(37,588)
Forward foreign currency exchange contracts	928,879
Option contracts purchased	86,424
Option contracts written	63,188
Net realized gain	55,029,427
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	8,859,472
Investments — affiliated issuers	697
Foreign currency translations	2,735
Forward foreign currency exchange contracts	736,519
Option contracts purchased	13,308
Option contracts written	6,969
Net change in unrealized appreciation (depreciation)	9,619,700
Net realized and unrealized gain	64,649,127
Net increase in net assets resulting from operations	$71,894,109
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
Operations
Net investment income	$7,244,982	$13,016,429
Net realized gain	55,029,427	85,124,971
Net change in unrealized appreciation (depreciation)	9,619,700	76,420,647
Net increase in net assets resulting from operations	71,894,109	174,562,047
Distributions to shareholders
Net investment income and net realized gains
Class A	(29,463,696)	(63,882,479)
Class C	(125,002)	(318,978)
Institutional Class	(4,936,231)	(10,569,739)
Institutional 2 Class	(390,547)	(842,927)
Institutional 3 Class	(854,429)	(1,931,781)
Class R	(275,814)	(599,754)
Class S	(1,583,080)	(3,416,888)
Total distributions to shareholders	(37,628,799)	(81,562,546)
Decrease in net assets from capital stock activity	(2,365,628)	(19,232,167)
Total increase in net assets	31,899,682	73,767,334
Net assets at beginning of period	885,794,888	812,027,554
Net assets at end of period	$917,694,570	$885,794,888
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	359,274	5,058,777	779,009	10,304,813
Distributions reinvested	1,980,940	27,634,347	4,539,602	59,925,042
Shares redeemed	(2,690,007)	(37,966,560)	(6,347,340)	(84,456,040)
Net decrease	(349,793)	(5,273,436)	(1,028,729)	(14,226,185)
Class C
Shares sold	19,244	268,682	29,489	387,032
Distributions reinvested	8,949	121,970	24,282	313,123
Shares redeemed	(51,254)	(707,398)	(175,336)	(2,258,123)
Net decrease	(23,061)	(316,746)	(121,565)	(1,557,968)
Institutional Class
Shares sold	579,165	8,209,154	1,055,170	14,187,958
Distributions reinvested	309,394	4,329,061	702,995	9,308,103
Shares redeemed	(668,420)	(9,410,323)	(1,660,665)	(22,071,457)
Net increase	220,139	3,127,892	97,500	1,424,604
Institutional 2 Class
Shares sold	119,178	1,707,716	187,962	2,458,762
Distributions reinvested	28,043	390,547	64,081	842,830
Shares redeemed	(75,671)	(1,049,414)	(404,524)	(5,440,076)
Net increase (decrease)	71,550	1,048,849	(152,481)	(2,138,484)
Institutional 3 Class
Shares sold	155,047	2,063,263	387,477	4,883,496
Distributions reinvested	62,528	824,051	149,552	1,872,539
Shares redeemed	(283,400)	(3,807,242)	(680,630)	(8,756,476)
Net decrease	(65,825)	(919,928)	(143,601)	(2,000,441)
Class R
Shares sold	42,151	588,656	105,050	1,405,028
Distributions reinvested	19,845	275,814	45,589	599,463
Shares redeemed	(51,592)	(720,095)	(152,157)	(2,045,549)
Net increase (decrease)	10,404	144,375	(1,518)	(41,058)
Class S
Shares sold	1,600	22,684	24,316	321,597
Distributions reinvested	113,145	1,583,080	257,953	3,416,888
Shares redeemed	(126,873)	(1,782,398)	(330,738)	(4,431,120)
Net decrease	(12,128)	(176,634)	(48,469)	(692,635)
Total net decrease	(148,714)	(2,365,628)	(1,398,863)	(19,232,167)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

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Columbia Global Value Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2026 (Unaudited)	$14.18	0.11 (c)	1.05	1.16	(0.27)	(0.34)	(0.61)
Year Ended 2/28/2026	$12.72	0.20 (c)	2.61	2.81	(0.30)	(1.05)	(1.35)
Year Ended 2/28/2025	$12.31	0.20 (c)	1.47	1.67	(0.29)	(0.97)	(1.26)
Year Ended 2/29/2024	$11.77	0.24 (c)	1.05	1.29	(0.25)	(0.50)	(0.75)
Year Ended 2/28/2023	$12.91	0.19	(0.46)	(0.27)	(0.18)	(0.69)	(0.87)
Year Ended 2/28/2022	$12.87	0.21	1.35	1.56	(0.33)	(1.19)	(1.52)
Class C
Six Months Ended 8/31/2026 (Unaudited)	$13.83	0.06 (c)	1.01	1.07	(0.22)	(0.34)	(0.56)
Year Ended 2/28/2026	$12.43	0.11 (c)	2.54	2.65	(0.20)	(1.05)	(1.25)
Year Ended 2/28/2025	$12.06	0.11 (c)	1.42	1.53	(0.19)	(0.97)	(1.16)
Year Ended 2/29/2024	$11.54	0.15 (c)	1.04	1.19	(0.17)	(0.50)	(0.67)
Year Ended 2/28/2023	$12.67	0.11	(0.46)	(0.35)	(0.09)	(0.69)	(0.78)
Year Ended 2/28/2022	$12.66	0.11	1.32	1.43	(0.23)	(1.19)	(1.42)
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$14.24	0.13 (c)	1.04	1.17	(0.29)	(0.34)	(0.63)
Year Ended 2/28/2026	$12.76	0.24 (c)	2.62	2.86	(0.33)	(1.05)	(1.38)
Year Ended 2/28/2025	$12.35	0.24 (c)	1.46	1.70	(0.32)	(0.97)	(1.29)
Year Ended 2/29/2024	$11.80	0.27 (c)	1.06	1.33	(0.28)	(0.50)	(0.78)
Year Ended 2/28/2023	$12.95	0.22	(0.47)	(0.25)	(0.21)	(0.69)	(0.90)
Year Ended 2/28/2022	$12.90	0.24	1.37	1.61	(0.37)	(1.19)	(1.56)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2026 (Unaudited)	$14.73	8.45%	1.10% (d)	1.10% (d)	1.58% (c)	33%	$718,751
Year Ended 2/28/2026	$14.18	23.10%	1.12% (e)	1.12% (e),(f)	1.53% (c)	63%	$697,109
Year Ended 2/28/2025	$12.72	14.26%	1.12% (d)	1.12% (d),(f)	1.55% (c)	59%	$638,194
Year Ended 2/29/2024	$12.31	11.39%	1.13% (d),(e)	1.13% (d),(e),(f)	2.02% (c)	59%	$630,038
Year Ended 2/28/2023	$11.77	(1.40% )	1.13% (d)	1.13% (d),(f)	1.65%	52%	$633,847
Year Ended 2/28/2022	$12.91	12.13%	1.11% (d)	1.11% (d),(f)	1.52%	48%	$710,822
Class C
Six Months Ended 8/31/2026 (Unaudited)	$14.34	7.95%	1.85% (d)	1.85% (d)	0.86% (c)	33%	$3,122
Year Ended 2/28/2026	$13.83	22.23%	1.87% (e)	1.87% (e),(f)	0.86% (c)	63%	$3,329
Year Ended 2/28/2025	$12.43	13.34%	1.86% (d)	1.86% (d),(f)	0.86% (c)	59%	$4,503
Year Ended 2/29/2024	$12.06	10.60%	1.88% (d),(e)	1.88% (d),(e),(f)	1.30% (c)	59%	$6,729
Year Ended 2/28/2023	$11.54	(2.13% )	1.88% (d)	1.87% (d),(f)	0.92%	52%	$8,527
Year Ended 2/28/2022	$12.67	11.24%	1.85% (d)	1.85% (d),(f)	0.82%	48%	$11,556
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$14.78	8.47%	0.85% (d)	0.85% (d)	1.83% (c)	33%	$122,222
Year Ended 2/28/2026	$14.24	23.50%	0.87% (e)	0.87% (e),(f)	1.77% (c)	63%	$114,545
Year Ended 2/28/2025	$12.76	14.49%	0.87% (d)	0.87% (d),(f)	1.86% (c)	59%	$101,434
Year Ended 2/29/2024	$12.35	11.73%	0.88% (d),(e)	0.88% (d),(e),(f)	2.28% (c)	59%	$130,262
Year Ended 2/28/2023	$11.80	(1.22% )	0.88% (d)	0.88% (d),(f)	1.91%	52%	$136,608
Year Ended 2/28/2022	$12.95	12.47%	0.85% (d)	0.85% (d),(f)	1.77%	48%	$155,962
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$14.17	0.13 (c)	1.05	1.18	(0.29)	(0.34)	(0.63)
Year Ended 2/28/2026	$12.71	0.25 (c)	2.60	2.85	(0.34)	(1.05)	(1.39)
Year Ended 2/28/2025	$12.31	0.23 (c)	1.47	1.70	(0.33)	(0.97)	(1.30)
Year Ended 2/29/2024	$11.77	0.27 (c)	1.06	1.33	(0.29)	(0.50)	(0.79)
Year Ended 2/28/2023	$12.91	0.27	(0.50)	(0.23)	(0.22)	(0.69)	(0.91)
Year Ended 2/28/2022	$12.87	0.25	1.36	1.61	(0.38)	(1.19)	(1.57)
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$13.45	0.13 (c)	0.98	1.11	(0.29)	(0.34)	(0.63)
Year Ended 2/28/2026	$12.13	0.24 (c)	2.48	2.72	(0.35)	(1.05)	(1.40)
Year Ended 2/28/2025	$11.80	0.23 (c)	1.40	1.63	(0.33)	(0.97)	(1.30)
Year Ended 2/29/2024	$11.31	0.27 (c)	1.02	1.29	(0.30)	(0.50)	(0.80)
Year Ended 2/28/2023	$12.45	0.22	(0.44)	(0.22)	(0.23)	(0.69)	(0.92)
Year Ended 2/28/2022	$12.46	0.25	1.32	1.57	(0.39)	(1.19)	(1.58)
Class R
Six Months Ended 8/31/2026 (Unaudited)	$14.11	0.09 (c)	1.04	1.13	(0.25)	(0.34)	(0.59)
Year Ended 2/28/2026	$12.66	0.17 (c)	2.60	2.77	(0.27)	(1.05)	(1.32)
Year Ended 2/28/2025	$12.26	0.17 (c)	1.46	1.63	(0.26)	(0.97)	(1.23)
Year Ended 2/29/2024	$11.72	0.21 (c)	1.06	1.27	(0.23)	(0.50)	(0.73)
Year Ended 2/28/2023	$12.87	0.16	(0.47)	(0.31)	(0.15)	(0.69)	(0.84)
Year Ended 2/28/2022	$12.83	0.18	1.35	1.53	(0.30)	(1.19)	(1.49)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$14.72	8.62%	0.81% (d)	0.81% (d)	1.86% (c)	33%	$9,926
Year Ended 2/28/2026	$14.17	23.49%	0.81% (e)	0.81% (e)	1.90% (c)	63%	$8,545
Year Ended 2/28/2025	$12.71	14.53%	0.81% (d)	0.81% (d)	1.84% (c)	59%	$9,602
Year Ended 2/29/2024	$12.31	11.75%	0.82% (d),(e)	0.82% (d),(e)	2.33% (c)	59%	$8,655
Year Ended 2/28/2023	$11.77	(1.06% )	0.78% (d)	0.78% (d)	2.26%	52%	$8,990
Year Ended 2/28/2022	$12.91	12.48%	0.79% (d)	0.79% (d)	1.81%	48%	$72,299
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$13.93	8.58%	0.76% (d)	0.76% (d)	1.94% (c)	33%	$18,953
Year Ended 2/28/2026	$13.45	23.52%	0.77% (e)	0.77% (e)	1.91% (c)	63%	$19,183
Year Ended 2/28/2025	$12.13	14.63%	0.76% (d)	0.76% (d)	1.89% (c)	59%	$19,035
Year Ended 2/29/2024	$11.80	11.84%	0.77% (d),(e)	0.77% (d),(e)	2.35% (c)	59%	$16,495
Year Ended 2/28/2023	$11.31	(1.05% )	0.76% (d)	0.76% (d)	1.94%	52%	$13,349
Year Ended 2/28/2022	$12.45	12.59%	0.70% (d)	0.70% (d)	1.90%	48%	$9,462
Class R
Six Months Ended 8/31/2026 (Unaudited)	$14.65	8.28%	1.35% (d)	1.35% (d)	1.33% (c)	33%	$6,897
Year Ended 2/28/2026	$14.11	22.82%	1.37% (e)	1.37% (e),(f)	1.26% (c)	63%	$6,496
Year Ended 2/28/2025	$12.66	13.94%	1.37% (d)	1.37% (d),(f)	1.32% (c)	59%	$5,847
Year Ended 2/29/2024	$12.26	11.16%	1.38% (d),(e)	1.38% (d),(e),(f)	1.77% (c)	59%	$6,255
Year Ended 2/28/2023	$11.72	(1.74% )	1.38% (d)	1.38% (d),(f)	1.39%	52%	$6,407
Year Ended 2/28/2022	$12.87	11.92%	1.32% (d)	1.32% (d),(f)	1.34%	48%	$7,132
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 8/31/2026 (Unaudited)	$14.24	0.13 (c)	1.05	1.18	(0.29)	(0.34)	(0.63)
Year Ended 2/28/2026	$12.76	0.24 (c)	2.62	2.86	(0.33)	(1.05)	(1.38)
Year Ended 2/28/2025(g)	$12.94	0.06 (c)	0.30	0.36	(0.07)	(0.47)	(0.54)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Six Months Ended 8/31/2026 (Unaudited)
Class A	0.02	0.32
Class C	0.02	0.32
Institutional Class	0.02	0.32
Institutional 2 Class	0.02	0.32
Institutional 3 Class	0.02	0.32
Class R	0.02	0.32
Class S	0.02	0.32
Year Ended 2/28/2026
Class A	0.01	0.07
Class C	0.01	0.07
Institutional Class	0.01	0.07
Institutional 2 Class	0.01	0.07
Institutional 3 Class	0.01	0.07
Class R	0.01	0.07
Class S	0.01	0.07
Year Ended 2/28/2025
Class A	0.01	0.10
Class C	0.01	0.10
Institutional Class	0.01	0.10
Institutional 2 Class	0.01	0.10
Institutional 3 Class	0.01	0.10
Class R	0.01	0.10
Class S	lessthan 0.01	0.10
Year Ended 2/29/2024
Class A	0.02	0.13
Class C	0.01	0.13
Institutional Class	0.02	0.13
Institutional 2 Class	0.02	0.13
Institutional 3 Class	0.01	0.13
Class R	0.01	0.13

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Global Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 8/31/2026 (Unaudited)	$14.79	8.55%	0.85% (d)	0.85% (d)	1.83% (c)	33%	$37,823
Year Ended 2/28/2026	$14.24	23.49%	0.87% (e)	0.87% (e),(f)	1.78% (c)	63%	$36,589
Year Ended 2/28/2025 (g)	$12.76	2.98%	0.89% (d)	0.89% (d)	1.24% (c)	59%	$33,413
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Value Fund  | 2026

Notes to Financial Statements
August 31, 2026 (Unaudited)
Note 1. Organization
Columbia Global Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains
Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the
Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,126,578

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	152,932
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	86,424	63,188	149,612
Foreign exchange risk	928,879	—	—	928,879
Total	928,879	86,424	63,188	1,078,491

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	13,308	6,969	20,277
Foreign exchange risk	736,519	—	—	736,519
Total	736,519	13,308	6,969	756,796

Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2026:
Derivative instrument	Average value ($)
Option contracts purchased	21,874
Option contracts written	(6,622)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,555,376	(1,194,457)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of August 31, 2026:
	Barclays	Citi	HSBC	JPMorgan	Morgan Stanley	UBS	Total
Assets
Forward foreign currency exchange contracts	$72,355	283,569	354,676	106,620	295,490	13,868	1,126,578
Liabilities
Forward foreign currency exchange contracts	-	129,379	6,034	-	-	17,519	152,932
Total financial and derivative net assets	72,355	154,190	348,642	106,620	295,490	(3,651)	973,646
Total collateral received (pledged) (a)	-	-	-	-	148,000	-	148,000
Net amount (b)	$72,355	154,190	348,642	106,620	147,490	(3,651)	825,646

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for

Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2026 was 0.70% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.10
Class S	0.10
Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $679,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	34,768
Class C	—	1.00 (b)	130

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2026 through June 30, 2027 (%)	Prior to July 1, 2026 (%)
Class A	1.14	1.17
Class C	1.89	1.92
Institutional Class	0.89	0.92
Institutional 2 Class	0.85	0.87
Institutional 3 Class	0.80	0.82
Class R	1.39	1.42
Class S	0.89	0.92
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated

Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
683,422,000	255,991,000	(22,704,000)	233,287,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(3,811,982)	(45,453,991)	(49,265,973)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $286,302,088 and $324,786,871, respectively, for the six months ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.

Columbia Global Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 38.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Global Value Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Global Value Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Global Value Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.

Columbia Global Value Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Global Value Fund  | 2026

Columbia Global Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR145_(10/26)

Columbia Overseas Core Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Overseas Core Fund | 2026

Portfolio of Investments
August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.7%
Issuer	Shares	Value ($)
Australia 3.6%
Northern Star Resources Ltd.	1,145,090	19,358,741
Paladin Energy Ltd.(a)	1,240,400	10,276,825
Whitehaven Coal Ltd.	1,127,400	6,919,050
Total		36,554,616
Austria 0.6%
Kontron AG(a)	235,770	5,980,945
Brazil 0.2%
Cosan SA(a)	3,075,737	2,309,081
Canada 5.8%
Celestica, Inc.(a)	30,291	9,069,125
Finning International, Inc.	197,682	12,969,605
Kraken Robotics, Inc.(a)	890,053	3,326,581
NexGen Energy Ltd.(a)	643,361	6,735,990
Pan American Silver Corp.	141,544	7,348,964
Vermilion Energy, Inc.	267,255	3,428,882
Whitecap Resources, Inc.	1,249,123	16,186,911
Total		59,066,058
China 1.9%
Hesai Group, ADR(a)	144,845	2,334,902
Ping An Insurance Group Co. of China Ltd., Class H	2,425,500	17,397,036
Total		19,731,938
Denmark 2.3%
ISS A/S	392,897	17,587,219
Novo Nordisk A/S, Class B	133,591	6,050,067
Total		23,637,286
Finland 1.4%
Metso Outotec OYJ	225,046	4,649,539
UPM-Kymmene OYJ	359,946	10,049,239
Total		14,698,778
France 5.7%
AXA SA	387,906	19,368,474
Cie de Saint-Gobain SA	91,378	8,282,032
Eiffage SA	80,440	10,158,942
Sanofi SA	118,261	10,514,473
Common Stocks (continued)
Issuer	Shares	Value ($)
TotalEnergies SE	107,969	9,513,578
Total		57,837,499
Germany 3.6%
Deutsche Bank AG, Registered Shares	161,375	6,462,996
Duerr AG	92,362	1,975,992
Fresenius Medical Care AG	155,632	7,121,458
KION Group AG	138,414	7,094,486
Siemens AG, Registered Shares	18,630	6,176,004
Siemens Energy AG	50,517	8,320,535
Total		37,151,471
Greece 3.1%
JUMBO SA	362,799	10,933,908
National Bank of Greece SA	1,077,662	21,061,327
Total		31,995,235
Hong Kong 2.4%
BOC Hong Kong Holdings Ltd.	2,178,500	14,612,183
Kingboard Laminates Holdings Ltd.	621,000	3,658,843
WH Group Ltd.	6,651,402	6,278,656
Total		24,549,682
Ireland 1.4%
AIB Group PLC	1,104,059	14,047,939
Israel 1.3%
Check Point Software Technologies Ltd.(a)	94,288	13,097,546
Italy 2.5%
Avio SpA	199,558	6,822,075
Buzzi SpA	222,160	10,582,351
PRADA SpA	1,574,200	8,197,341
Total		25,601,767
Ivory Coast 0.8%
Endeavour Mining PLC	130,263	8,128,564
Japan 23.5%
Amano Corp.	174,100	4,313,358
Furuno Electric Co., Ltd.	120,900	5,705,868
Hitachi Ltd.	590,000	20,029,775
Inpex Corp.	216,000	5,337,701
ITOCHU Corp.	703,400	9,277,500
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kinden Corp.	185,300	8,093,018
Macnica Holdings, Inc.	614,000	14,152,687
MatsukiyoCocokara & Co.	897,300	14,665,730
Mebuki Financial Group, Inc.	312,100	3,316,161
Mitsubishi UFJ Financial Group, Inc.	964,700	21,993,850
Niterra Co., Ltd.	178,300	9,263,765
Nomura Holdings, Inc.	1,026,000	10,446,401
Otsuka Holdings Co., Ltd.	163,500	12,538,779
Sankyo Co., Ltd.	820,000	10,290,629
Sanwa Holdings Corp.	133,700	3,035,551
SCREEN Holdings Co., Ltd.	131,100	11,031,783
Shimamura Co., Ltd.	440,500	9,027,837
Ship Healthcare Holdings, Inc.	286,500	4,278,495
Sumitomo Corp.	601,900	6,718,970
Sumitomo Metal Mining Co., Ltd.	158,400	10,927,925
Suzuken Co., Ltd.	272,100	8,763,026
TBS Holdings, Inc.	347,100	13,054,487
Toyota Tsusho Corp.	340,600	15,808,752
USS Co., Ltd.	600,000	7,482,626
Total		239,554,674
Kazakhstan 0.9%
Kaspi.KZ JSC, ADR	88,456	9,300,264
Netherlands 8.3%
ASM International NV	11,222	10,553,908
ASML Holding NV	6,762	11,468,579
ASR Nederland NV	155,185	13,077,423
ING Groep NV	754,579	26,712,495
Koninklijke Ahold Delhaize NV	218,227	7,769,210
Prosus NV, Class N(a)	334,632	14,906,600
Total		84,488,215
Norway 1.3%
Norsk Hydro ASA	605,625	6,114,406
SalMar ASA	120,095	7,313,344
Total		13,427,750
Poland 2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	677,623	20,719,999
Russian Federation —%
Lukoil PJSC(a),(b),(c),(d),(e)	33,398	—
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 0.8%
Venture Corp., Ltd.	608,700	8,089,711
South Africa 0.7%
Impala Platinum Holdings Ltd.	503,727	7,047,480
South Korea 0.5%
Youngone Corp.	107,146	5,649,729
Spain 0.4%
Endesa SA	76,658	3,742,838
Sweden 0.9%
Securitas AB	264,450	4,189,222
Telefonaktiebolaget LM Ericsson, ADR	534,377	5,391,864
Total		9,581,086
Switzerland 2.4%
Idorsia Ltd.(a)	398,532	2,431,978
Landis+Gyr Group AG(a)	74,511	4,281,854
Novartis AG, Registered Shares	69,328	10,544,885
UBS AG	140,179	7,675,708
Total		24,934,425
Taiwan 2.1%
Parade Technologies Ltd.	329,000	5,995,317
Taiwan Semiconductor Manufacturing Co., Ltd.	200,000	15,030,375
Total		21,025,692
Thailand 0.5%
Bangkok Bank PCL, Foreign Registered Shares	867,000	4,991,228
United Kingdom 6.2%
AstraZeneca PLC	128,975	20,910,717
Imperial Brands PLC	201,087	6,870,548
Marks & Spencer Group PLC	3,311,079	17,553,164
NatWest Group PLC	747,409	6,795,863
TP Icap Group PLC	2,335,630	10,821,866
Total		62,952,158
United States 9.6%
ACADIA Pharmaceuticals, Inc.(a)	70,899	2,049,690
Burford Capital Ltd.	1,348,069	5,594,486
Energy Fuels, Inc.(a)	624,627	9,213,248
Flutter Entertainment PLC(a)	67,765	6,788,698
Galaxy Digital, Inc., Class A(a)	165,425	4,069,455
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Overseas Core Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insmed, Inc.(a)	52,679	6,417,356
Jazz Pharmaceuticals PLC(a)	30,098	7,544,967
JBS NV, Class A	435,321	5,850,714
Primo Brands Corp., Class A	810,584	18,497,527
Roche Holding Ag	14,828	6,463,836
Shell PLC	547,462	25,082,641
Total		97,572,618
Total Common Stocks (Cost $726,441,615)		987,466,272

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
United States 0.5%
iShares MSCI EAFE ETF	49,577	5,327,049
Total Exchange-Traded Equity Funds (Cost $4,888,807)		5,327,049

Preferred Stocks 1.5%
Issuer	Shares	Value ($)
South Korea 1.5%
Samsung Electronics Co., Ltd.	114,017	15,440,989
Total Preferred Stocks (Cost $6,342,999)		15,440,989

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(f),(g)	7,922,363	7,918,401
Total Money Market Funds (Cost $7,918,001)		7,918,401
Total Investments in Securities (Cost $745,591,422)		1,016,152,711
Other Assets & Liabilities, Net		4,650,387
Net Assets		$1,020,803,098
At August 31, 2026, securities and/or cash totaling $266,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,877,525,000 JPY	30,720,277 USD	Barclays	10/08/2026	100,345	—
19,532,000 SEK	2,052,586 USD	Barclays	10/08/2026	9,112	—
5,230,000 SGD	4,098,521 USD	Citi	10/08/2026	—	(26,100)
39,945,841 USD	34,587,000 EUR	Citi	10/08/2026	285,343	—
8,720,000 NZD	5,114,454 USD	HSBC	10/08/2026	—	(49,739)
15,299,000 PLN	4,094,111 USD	HSBC	10/08/2026	—	(11,321)
3,084,367 USD	2,643,000 EUR	HSBC	10/08/2026	—	(10,061)
44,029,291 USD	32,641,000 GBP	HSBC	10/08/2026	201,548	—
10,220,875 USD	97,196,000 NOK	HSBC	10/08/2026	176,328	—
2,832,000 AUD	2,013,349 USD	JPMorgan	10/08/2026	—	(14,958)
49,106,567 USD	69,628,000 AUD	JPMorgan	10/08/2026	761,703	—
4,111,019 USD	653,195,000 JPY	JPMorgan	10/08/2026	—	(10,417)
2,869,000 AUD	2,056,146 USD	Morgan Stanley	10/08/2026	1,340	—
81,218,000 CAD	58,369,214 USD	Morgan Stanley	10/08/2026	—	(328,160)
922,493,000 TWD	28,706,799 USD	Morgan Stanley	10/08/2026	—	(413,223)
2,046,599 USD	2,904,329,000 KRW	Morgan Stanley	10/08/2026	78,202	—
5,693,000 CAD	4,109,134 USD	UBS	10/08/2026	—	(5,276)
30,683,384 USD	24,827,000 CHF	UBS	10/08/2026	153,839	—
3,024,880 USD	2,588,000 EUR	UBS	10/08/2026	—	(14,550)
7,136,641 USD	68,218,000 SEK	UBS	10/08/2026	452	—
Total				1,768,212	(883,805)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At August 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-02/02/2022	33,398	2,752,771	—

(d)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	3,616,087	94,771,744	(90,469,469)	39	7,918,401	(4,144)	210,764	7,922,363
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Overseas Core Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	36,554,616	—	36,554,616
Austria	—	5,980,945	—	5,980,945
Brazil	2,309,081	—	—	2,309,081
Canada	59,066,058	—	—	59,066,058
China	2,334,902	17,397,036	—	19,731,938
Denmark	—	23,637,286	—	23,637,286
Finland	—	14,698,778	—	14,698,778
France	—	57,837,499	—	57,837,499
Germany	—	37,151,471	—	37,151,471
Greece	—	31,995,235	—	31,995,235
Hong Kong	—	24,549,682	—	24,549,682
Ireland	—	14,047,939	—	14,047,939
Israel	13,097,546	—	—	13,097,546
Italy	—	25,601,767	—	25,601,767
Ivory Coast	—	8,128,564	—	8,128,564
Japan	23,693,567	215,861,107	—	239,554,674
Kazakhstan	9,300,264	—	—	9,300,264
Netherlands	7,769,210	76,719,005	—	84,488,215
Norway	7,313,344	6,114,406	—	13,427,750
Poland	—	20,719,999	—	20,719,999
Russian Federation	—	—	0 *	0 *
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
7

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Singapore	—	8,089,711	—	8,089,711
South Africa	—	7,047,480	—	7,047,480
South Korea	—	5,649,729	—	5,649,729
Spain	—	3,742,838	—	3,742,838
Sweden	5,391,864	4,189,222	—	9,581,086
Switzerland	—	24,934,425	—	24,934,425
Taiwan	—	21,025,692	—	21,025,692
Thailand	—	4,991,228	—	4,991,228
United Kingdom	20,910,717	42,041,441	—	62,952,158
United States	66,026,141	31,546,477	—	97,572,618
Total Common Stocks	217,212,694	770,253,578	0 *	987,466,272
Exchange-Traded Equity Funds	5,327,049	—	—	5,327,049
Preferred Stocks
South Korea	—	15,440,989	—	15,440,989
Total Preferred Stocks	—	15,440,989	—	15,440,989
Money Market Funds	7,918,401	—	—	7,918,401
Total Investments in Securities	230,458,144	785,694,567	0 *	1,016,152,711
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,768,212	—	1,768,212
Liability
Forward Foreign Currency Exchange Contracts	—	(883,805)	—	(883,805)
Total	230,458,144	786,578,974	0 *	1,017,037,118

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third-party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Overseas Core Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $737,673,421)	$1,008,234,310
Affiliated issuers (cost $7,918,001)	7,918,401
Cash collateral held at broker for:
Forward foreign currency exchange contracts	266,000
Unrealized appreciation on forward foreign currency exchange contracts	1,768,212
Receivable for:
Investments sold	389,366
Capital shares sold	411,703
Dividends	1,558,408
Foreign tax reclaims	2,140,218
Expense reimbursement due from Investment Manager	7,271
Prepaid expenses	5,460
Total assets	1,022,699,349
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	883,805
Payable for:
Investments purchased	433,906
Capital shares redeemed	179,145
Management services fees	70,104
Distribution and/or service fees	1,502
Transfer agent fees	62,016
Compensation of chief compliance officer	77
Compensation of board members	2,231
Other expenses	116,433
Deferred compensation of board members	147,032
Total liabilities	1,896,251
Net assets applicable to outstanding capital stock	$1,020,803,098
Represented by
Paid in capital	753,653,588
Total distributable earnings (loss)	267,149,510
Total - representing net assets applicable to outstanding capital stock	$1,020,803,098
Class A
Net assets	$73,022,294
Shares outstanding	5,651,696
Net asset value per share	$12.92
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.71
Institutional Class
Net assets	$414,425,177
Shares outstanding	31,974,588
Net asset value per share	$12.96
Institutional 2 Class
Net assets	$1,715,515
Shares outstanding	132,133
Net asset value per share	$12.98
Institutional 3 Class
Net assets	$531,640,112
Shares outstanding	40,923,439
Net asset value per share	$12.99
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
9

Statement of Operations
Six Months Ended August 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$20,649,734
Dividends — affiliated issuers	210,764
European Union tax reclaim	606,550
Foreign taxes withheld	(2,079,140)
Total income	19,387,908
Expenses:
Management services fees	4,155,783
Distribution and/or service fees
Class A	89,607
Transfer agent fees
Class A	44,954
Institutional Class	246,977
Institutional 2 Class	551
Institutional 3 Class	8,900
Custodian fees	93,765
Printing and postage fees	14,983
Registration fees	38,597
Accounting services fees	17,850
Legal fees	13,677
Interest on collateral	5,456
Interest on interfund lending	2,808
Compensation of chief compliance officer	78
Compensation of board members	9,770
Deferred compensation of board members	18,563
Other	37,183
Total expenses	4,799,502
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(498,842)
Fees waived by transfer agent
Institutional 2 Class	(28)
Total net expenses	4,300,632
Net investment income	15,087,276
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	28,803,653
Investments — affiliated issuers	(4,144)
Foreign currency translations	(78,885)
Forward foreign currency exchange contracts	440,187
Option contracts purchased	(1,910,431)
Option contracts written	655,039
Net realized gain	27,905,419
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(42,000,902)
Investments — affiliated issuers	39
Foreign currency translations	(59,950)
Forward foreign currency exchange contracts	909,761
Option contracts purchased	15,063
Option contracts written	(29,833)
Net change in unrealized appreciation (depreciation)	(41,165,822)
Net realized and unrealized loss	(13,260,403)
Net increase in net assets resulting from operations	$1,826,873
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Overseas Core Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
Operations
Net investment income	$15,087,276	$21,706,010
Net realized gain	27,905,419	133,540,926
Net change in unrealized appreciation (depreciation)	(41,165,822)	194,314,991
Net increase in net assets resulting from operations	1,826,873	349,561,927
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,672,315)	(5,601,686)
Institutional Class	(25,783,938)	(32,027,986)
Institutional 2 Class	(127,749)	(173,185)
Institutional 3 Class	(34,785,651)	(47,228,595)
Total distributions to shareholders	(65,369,653)	(85,031,452)
Increase (decrease) in net assets from capital stock activity	63,151,556	(161,959,659)
Total increase (decrease) in net assets	(391,224)	102,570,816
Net assets at beginning of period	1,021,194,322	918,623,506
Net assets at end of period	$1,020,803,098	$1,021,194,322

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	272,786	3,502,680	1,160,856	14,004,735
Distributions reinvested	360,667	4,497,521	432,828	5,369,843
Shares redeemed	(351,751)	(4,560,393)	(545,783)	(6,739,706)
Net increase	281,702	3,439,808	1,047,901	12,634,872
Institutional Class
Shares sold	3,686,146	47,233,438	3,371,600	41,279,848
Distributions reinvested	2,060,197	25,773,067	2,577,252	32,020,296
Shares redeemed	(2,726,139)	(34,970,054)	(6,878,424)	(84,229,473)
Net increase (decrease)	3,020,204	38,036,451	(929,572)	(10,929,329)
Institutional 2 Class
Shares sold	4,256	56,173	74,844	966,923
Distributions reinvested	10,196	127,749	13,915	173,185
Shares redeemed	(35,977)	(457,833)	(30,114)	(392,908)
Net increase (decrease)	(21,525)	(273,911)	58,645	747,200
Institutional 3 Class
Shares sold	875,258	11,464,022	238,864	3,094,845
Distributions reinvested	2,776,189	34,785,651	3,795,769	47,228,595
Shares redeemed	(1,873,256)	(24,300,465)	(17,268,264)	(214,735,842)
Net increase (decrease)	1,778,191	21,949,208	(13,233,631)	(164,412,402)
Total net increase (decrease)	5,058,572	63,151,556	(13,056,657)	(161,959,659)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2026 (Unaudited)	$13.83	0.18 (c)	(0.21)	(0.03)	(0.28)	(0.60)	(0.88)
Year Ended 2/28/2026	$10.57	0.22 (c)	4.20	4.42	(0.63)	(0.53)	(1.16)
Year Ended 2/28/2025	$9.83	0.21 (c)	0.93	1.14	(0.40)	—	(0.40)
Year Ended 2/29/2024	$9.38	0.18	0.69	0.87	(0.42)	—	(0.42)
Year Ended 2/28/2023	$10.23	0.16	(0.88)	(0.72)	—	(0.13)	(0.13)
Year Ended 2/28/2022	$10.89	0.17	0.02 (g)	0.19	(0.27)	(0.58)	(0.85)
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$13.86	0.20 (c)	(0.22)	(0.02)	(0.28)	(0.60)	(0.88)
Year Ended 2/28/2026	$10.59	0.27 (c)	4.19	4.46	(0.66)	(0.53)	(1.19)
Year Ended 2/28/2025	$9.84	0.24 (c)	0.93	1.17	(0.42)	—	(0.42)
Year Ended 2/29/2024	$9.41	0.21	0.68	0.89	(0.46)	—	(0.46)
Year Ended 2/28/2023	$10.24	0.19	(0.89)	(0.70)	—	(0.13)	(0.13)
Year Ended 2/28/2022	$10.89	0.19	0.04 (g)	0.23	(0.30)	(0.58)	(0.88)
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$13.88	0.20 (c)	(0.21)	(0.01)	(0.29)	(0.60)	(0.89)
Year Ended 2/28/2026	$10.60	0.24 (c)	4.24	4.48	(0.67)	(0.53)	(1.20)
Year Ended 2/28/2025	$9.85	0.25 (c)	0.93	1.18	(0.43)	—	(0.43)
Year Ended 2/29/2024	$9.43	0.21	0.68	0.89	(0.47)	—	(0.47)
Year Ended 2/28/2023	$10.25	0.16	(0.85)	(0.69)	—	(0.13)	(0.13)
Year Ended 2/28/2022	$10.90	0.20	0.04 (g)	0.24	(0.31)	(0.58)	(0.89)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Overseas Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2026 (Unaudited)	$12.92	0.01%	1.26% (d),(e)	1.16% (d),(e)	2.75% (c)	21%	$73,022
Year Ended 2/28/2026	$13.83	43.13%	1.28% (d),(e)	1.17% (d),(e),(f)	1.81% (c)	57%	$74,272
Year Ended 2/28/2025	$10.57	11.74%	1.27% (d),(e)	1.21% (d),(e)	2.05% (c)	45%	$45,690
Year Ended 2/29/2024	$9.83	9.36%	1.30% (d),(e)	1.22% (d),(e),(f)	1.90%	42%	$46,194
Year Ended 2/28/2023	$9.38	(6.89% )	1.28% (d),(e)	1.22% (d),(e),(f)	1.74%	60%	$47,250
Year Ended 2/28/2022	$10.23	1.38%	1.27% (d),(e)	1.22% (d),(e),(f)	1.47%	43%	$55,723
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$12.96	0.12%	1.01% (d),(e)	0.91% (d),(e)	3.00% (c)	21%	$414,425
Year Ended 2/28/2026	$13.86	43.47%	1.03% (d),(e)	0.93% (d),(e),(f)	2.16% (c)	57%	$401,287
Year Ended 2/28/2025	$10.59	12.11%	1.03% (d),(e)	0.96% (d),(e)	2.27% (c)	45%	$316,426
Year Ended 2/29/2024	$9.84	9.59%	1.05% (d),(e)	0.97% (d),(e),(f)	2.14%	42%	$269,598
Year Ended 2/28/2023	$9.41	(6.68% )	1.03% (d),(e)	0.97% (d),(e),(f)	2.05%	60%	$286,669
Year Ended 2/28/2022	$10.24	1.73%	1.02% (d),(e)	0.97% (d),(e),(f)	1.68%	43%	$275,013
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$12.98	0.13%	0.94% (d),(e)	0.84% (d),(e)	3.10% (c)	21%	$1,716
Year Ended 2/28/2026	$13.88	43.61%	0.97% (d),(e)	0.85% (d),(e)	1.93% (c)	57%	$2,132
Year Ended 2/28/2025	$10.60	12.17%	0.96% (d),(e)	0.90% (d),(e)	2.41% (c)	45%	$1,007
Year Ended 2/29/2024	$9.85	9.59%	0.98% (d),(e)	0.90% (d),(e)	2.16%	42%	$923
Year Ended 2/28/2023	$9.43	(6.58% )	0.97% (d),(e)	0.90% (d),(e)	1.78%	60%	$850
Year Ended 2/28/2022	$10.25	1.81%	0.95% (d),(e)	0.90% (d),(e)	1.77%	43%	$454
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$13.88	0.20 (c)	(0.20)	0.00	(0.29)	(0.60)	(0.89)
Year Ended 2/28/2026	$10.61	0.30 (c)	4.18	4.48	(0.68)	(0.53)	(1.21)
Year Ended 2/28/2025	$9.86	0.25 (c)	0.93	1.18	(0.43)	—	(0.43)
Year Ended 2/29/2024	$9.43	0.22	0.69	0.91	(0.48)	—	(0.48)
Year Ended 2/28/2023	$10.25	0.19	(0.88)	(0.69)	—	(0.13)	(0.13)
Year Ended 2/28/2022	$10.91	0.21	0.03 (g)	0.24	(0.32)	(0.58)	(0.90)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Six Months Ended 8/31/2026 (Unaudited)
Class A	0.01	0.12
Institutional Class	0.01	0.12
Institutional 2 Class	0.01	0.12
Institutional 3 Class	0.01	0.12
Year Ended 2/28/2026
Class A	0.01	0.05
Institutional Class	0.01	0.05
Institutional 2 Class	0.01	0.05
Institutional 3 Class	0.01	0.05
Year Ended 2/28/2025
Class A	0.02	0.23
Institutional Class	0.02	0.23
Institutional 2 Class	0.02	0.23
Institutional 3 Class	0.02	0.23

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Overseas Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$12.99	0.22%	0.89% (d),(e)	0.79% (d),(e)	3.11% (c)	21%	$531,640
Year Ended 2/28/2026	$13.88	43.55%	0.91% (d),(e)	0.80% (d),(e)	2.40% (c)	57%	$543,503
Year Ended 2/28/2025	$10.61	12.23%	0.90% (d),(e)	0.83% (d),(e)	2.42% (c)	45%	$555,500
Year Ended 2/29/2024	$9.86	9.81%	0.92% (d),(e)	0.84% (d),(e)	2.27%	42%	$547,726
Year Ended 2/28/2023	$9.43	(6.58% )	0.90% (d),(e)	0.85% (d),(e)	2.13%	60%	$521,856
Year Ended 2/28/2022	$10.25	1.78%	0.89% (d),(e)	0.84% (d),(e)	1.85%	43%	$666,445
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2026
15

Notes to Financial Statements
August 31, 2026 (Unaudited)
Note 1. Organization
Columbia Overseas Core Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Overseas Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains
Columbia Overseas Core Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
18
Columbia Overseas Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the
Columbia Overseas Core Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,768,212

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	883,805
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(1,910,431)	655,039	(1,255,392)
Foreign exchange risk	440,187	—	—	440,187
Total	440,187	(1,910,431)	655,039	(815,205)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	15,063	(29,833)	(14,770)
Foreign exchange risk	909,761	—	—	909,761
Total	909,761	15,063	(29,833)	894,991
20
Columbia Overseas Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2026:
Derivative instrument	Average value ($)
Option contracts purchased	212,363
Option contracts written	(67,923)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	3,303,742	(2,940,993)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of August 31, 2026:
	Barclays	Citi	HSBC	JPMorgan	Morgan Stanley	UBS	Total
Assets
Forward foreign currency exchange contracts	$109,457	285,343	377,876	761,703	79,542	154,291	1,768,212
Liabilities
Forward foreign currency exchange contracts	-	26,100	71,121	25,375	741,383	19,826	883,805
Total financial and derivative net assets	109,457	259,243	306,755	736,328	(661,841)	134,465	884,407
Total collateral received (pledged) (a)	-	-	-	-	(266,000)	-	(266,000)
Net amount (b)	$109,457	259,243	306,755	736,328	(395,841)	134,465	1,150,407

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Overseas Core Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for
22
Columbia Overseas Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2026 was 0.84% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective July 1, 2026 through June 30, 2027, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.
For the six months ended August 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.00
Columbia Overseas Core Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	28,460

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2027 (%)
Class A	1.16
Institutional Class	0.91
Institutional 2 Class	0.84
Institutional 3 Class	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective July 1, 2026 through June 30, 2027, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
24
Columbia Overseas Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
745,591,000	300,991,000	(29,545,000)	271,446,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $212,080,476 and $204,944,005, respectively, for the six months ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	8,100,000	4.16	3
Columbia Overseas Core Fund  | 2026
25

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 84.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
26
Columbia Overseas Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Overseas Core Fund  | 2026
27

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
28
Columbia Overseas Core Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Overseas Core Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
30
Columbia Overseas Core Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Overseas Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR297_(10/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust II

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	October 23, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	October 23, 2026